Pensions and Other Post-retirement Benefits (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May. 01, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Components of Net Periodic Benefit Cost
Interest cost		$ 1,171	$ 1,201	$ 2,342	$ 2,402	$ 4,763	$ 4,339	$ 4,498
Expected return on plan assets		(1,743)	(1,664)	(3,486)	(3,328)	(6,789)	(6,099)	(5,463)
Recognized net actuarial loss		309	229	618	458	873	2,372	3,567
Net pension expense (benefit)		$ (263)	$ (234)	$ (526)	$ (468)	223	613	$ 2,604
Employer Contributions
Employer contribution						$ 7,329	$ 2,132
Subsequent Event.
Employer Contributions
Employer contribution	$ 2,000